Private Placement	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Private Placement [Abstract]
Private Placement

Note 4 — Private Placement

Simultaneously with the closing of the Public Offering, the Sponsor, Roth and certain Roth affiliates purchased an aggregate of 5,800,000 Private Placement Warrants, of which 5,050,000 Private Placement Warrants were purchased by the Sponsor and 750,000 Private Placement Warrants were purchased by Roth and certain Roth affiliates. The Sponsor purchase an additional 450,000 Private Placement Warrants when the over-allotment option was partially exercised.

Each Private Placement Warrant is exercisable to purchase one share of Class A common stock at a price of $11.50 per share. If the Company does not complete a Business Combination within the Combination Period or during any Extension Period, the proceeds of the sale of the Private Placement Warrants will be used to fund the redemption of the Public Shares (subject to the requirements of applicable law), and the Private Placement Warrants will expire worthless. There will be no redemption rights or liquidating distributions from the Trust Account with respect to the Private Placement Warrants (see Note 7).

Note 4 — Private Placement

Simultaneously with the closing of the Public Offering, the Sponsor, Roth and certain Roth affiliates purchased an aggregate of 5,800,000 Private Placement Warrants, of which 5,050,000 Private Placement Warrants were purchased by the Sponsor and 750,000 Private Placement Warrants were purchased by Roth and certain Roth affiliates. The Sponsor purchase an additional 450,000 Private Placement Warrants when the over-allotment option was partially exercised.

Each Private Placement Warrant is exercisable to purchase one share of Class A common stock at a price of $11.50 per share. If the Company does not complete a Business Combination within the Combination Period or during any Extension Period, the proceeds of the sale of the Private Placement Warrants will be used to fund the redemption of the Public Shares (subject to the requirements of applicable law), and the Private Placement Warrants will expire worthless. There will be no redemption rights or liquidating distributions from the Trust Account with respect to the Private Placement Warrants (see Note 7).